Taxation - Disclosure of Tax on Profit (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current tax:
UK corporation tax on profit for the year	£ 105	£ 255	£ 413
Adjustments in respect of prior years	(27)	(30)	(22)
Total current tax	78	225	391
Deferred tax:
Charge for the year	35	51	11
Adjustments in respect of prior years	1	(4)	1
Total deferred tax	36	47	12
Tax on profit	£ 114	£ 272	£ 403